Long-term debt (Tables)	12 Months Ended
Dec. 31, 2014
Notes To Financial Statements [Abstract]
Schedule Of Debt Table Text Block
				Outstanding US dollar-denominated amount
							December 31,
In millions			Maturity				2014		2013
Notes and debentures (1)

Canadian National series:
	4.95%	6-year notes (2)	Jan. 15, 2014	US$	-	$-		$346
	-	2-year floating rate notes (3)	Nov. 6, 2015		350	406		372
	5.80%	10-year notes (2)	June 1, 2016		250	290		266
	1.45%	5-year notes (2)	Dec. 15, 2016		300	348		319
	-	3-year floating rate notes (3)	Nov. 14, 2017		250	290		-
	5.85%	10-year notes (2)	Nov. 15, 2017		250	290		266
	5.55%	10-year notes (2)	May 15, 2018		325	377		346
	6.80%	20-year notes (2)	July 15, 2018		200	232		213
	5.55%	10-year notes (2)	Mar. 1, 2019		550	638		585
	2.75%	7-year notes (2)	Feb. 18, 2021			250		-
	2.85%	10-year notes (2)	Dec. 15, 2021		400	464		425
	2.25%	10-year notes (2)	Nov. 15, 2022		250	290		266
	7.63%	30-year debentures	May 15, 2023		150	174		159
	2.95%	10-year notes (2)	Nov. 21, 2024		350	406		-
	6.90%	30-year notes (2)	July 15, 2028		475	551		505
	7.38%	30-year debentures (2)	Oct. 15, 2031		200	232		213
	6.25%	30-year notes (2)	Aug. 1, 2034		500	581		532
	6.20%	30-year notes (2)	June 1, 2036		450	522		479
	6.71%	Puttable Reset Securities PURSSM (2)	July 15, 2036		250	290		266
	6.38%	30-year debentures (2)	Nov. 15, 2037		300	348		319
	3.50%	30-year notes (2)	Nov. 15, 2042		250	290		266
	4.50%	30-year notes (2)	Nov. 7, 2043		250	290		266

Illinois Central series:
	5.00%	99-year income debentures	Dec. 1, 2056		-	-		7
	7.70%	100-year debentures	Sep. 15, 2096		125	145		133

BC Rail series:
	Non-interest bearing 90-year subordinated notes (4)		July 14, 2094			842		842
Total notes and debentures				US$	6,425	$8,546		$7,391
Other
Commercial paper						-		273
Accounts receivable securitization						50		250
Capital lease obligations						670		783
Total debt, gross						9,266		8,697
Less:	Net unamortized discount					857		857
Total debt (5)						8,409		7,840
Less:	Current portion of long-term debt					544		1,021
Total long-term debt						$7,865		$6,819

(1)	The Company's notes, debentures and revolving credit facility are unsecured.
(2)	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
(3)	These 2-year and 3-year floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.20% and LIBOR plus 0.17%, respectively. The interest rate on the 2-year floating rate notes as at December 31, 2014 was 0.43% (0.44% as at December 31, 2013). The interest rate on the 3-year floating rate notes issued in 2014 was 0.40%.
(4)	The Company records these notes as a discounted debt of $9 million, using an imputed interest rate of 5.75%. The discount of $833 million is included in the net unamortized discount.
(5)	See Note 17 - Financial instruments, for the fair value of debt.

Schedule of Gross Issuance Repayments Commercial Paper

The following table presents the issuances and repayments of commercial paper:

In millions	Year ended December 31,	2014	2013	2012
Issuances of commercial paper		$2,443	$3,255	$1,861
Repayments of commercial paper		(2,720)	(2,987)	(1,943)
Net issuance (repayment) of commercial paper		$(277)	$268	$(82)

Long term debt maturities, including repurchase arrangements and capital lease repayments on debt outstanding for the next five years and thereafter

The following table provides the long-term debt maturities, including capital lease repayments on debt outstanding as at December 31, 2014, for the next five years and thereafter:

In millions	Capital leases	Debt	Total
2015(1)	$88	$456	$544
2016	311	634	945
2017	152	577	729
2018	8	606	614
2019	8	636	644
2020 and thereafter	103	4,830	4,933
Total	$670	$7,739	$8,409

(1) Current portion of long-term debt.

Schedule Of US Dollar Denominated Debt [Table Text Block]
In millions	December 31,		2014		2013
Notes and debentures		US $	6,425	US $	6,157
Capital lease obligations			448		573
Total amount of US dollar-denominated debt in US$		US $	6,873	US $	6,730
Total amount of US dollar-denominated debt in C$			$7,973		$7,158